Note 16 - Income Tax	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	Income Tax

16.1	Income taxes

	For the year ended
	November 30, 2023 ($)	November 30, 2022 ($)
Current income tax expense	-	11
Deferred income tax expense (recovery)	4,900	(1,220)
Income tax expense (recovery) for the year	4,900	(1,209)

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statements of comprehensive loss for the years ended November 30, 2023 and 2022 is as follows:

	For the year ended
	November 30, 2023 ($)	November 30, 2022 ($)
Net loss for the year before taxes	(25,549)	(14,409)
Canadian statutory income tax rate	27.00%	27.00%
Expected tax recovery	(6,898)	(3,890)
Non-deductible permanent differences	2,392	2,407
Change in unrecognized deferred income tax assets	8,982	351
Other	424	(77)
Tax expense (recovery) for the year	4,900	(1,209)

16.2	Deferred Income Tax Assets and Liabilities

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	As at November 30, 2023 ($)	As at November 30, 2022 ($)
Non-capital loss carry-forward	8,520	1,322
Mineral properties	878	887
Property and equipment	794	-
Unrecognized deferred tax assets	10,192	2,209

	As at November 30, 2023 ($)	As at November 30, 2022 ($)
Deferred tax assets (liabilities)
Long-term investments	(5,277)	(9,483)
Non-capital losses carry-forward	5,277	9,034
Others	(904)	153
Net deferred tax liability	(904)	(296)

Deferred tax assets that can not be offset against deferred tax liabilities have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future.

The Company has non-capital losses which may be carried-forward to reduce taxable income in future years. As at November 30, 2023, the Company has non-capital losses of $38,837 in Canada which will expire between 2029 and 2043. The Company has non-capital losses of $12,201 in the United States of which $1,716 will expire between 2035 and 2043 and $10,485 may be carried forward indefinitely.